CONTRACTHOLDER BONUS INTEREST CREDITS (DEFERRED ASSET FOR CONTRACTHOLDER BONUS INTEREST CREDITS) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Changes in the deferred asset for contractholder bonus interest credits
Balance, beginning of year	$ 534	$ 383
Contractholder bonus interest credits deferred	13	17
Balance true-up	0	174
Amortization charged to income	(43)	(40)
Balance, End of Year	$ 504	$ 534